Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014 contract	Dec. 31, 2013 Predecessor	Dec. 31, 2012 Interest rate cap agreements Unrelated counterparty Predecessor contract	Sep. 30, 2014 Foreign exchange swap agreements contract	Sep. 30, 2014 Derivatives designated as hedging instruments Interest rate swap agreements	Dec. 31, 2013 Derivatives designated as hedging instruments Interest rate swap agreements Predecessor
Notional and fair values of derivatives outstanding
Number of derivative agreements			2	0
Master netting agreements, number of contracts in default to allow for netting of derivative assets and liabilities	1
Liability Derivatives, Notional Value					$ 76,390	$ 191,329
Liability Derivatives, Fair Value	$ 2,091	$ 8,348			$ 2,091	$ 8,348